Contingencies (Narrative) (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2010 MXN ($)	Nov. 30, 2010 USD ($)
Disclosure of contingent liabilities [line items]
Accrued liability	$ 1.1	$ 1.0
Tax contingent liability [Member]
Disclosure of contingent liabilities [line items]
Amount of tax deductions					$ 196.8	$ 11.0
Amount of tax deduction disallowed by Mexican tax authorities					84.4	4.7
Amount of tax deductions disallowed by Mexican tax authorities subsequently reversed					94.6	5.3
Amount of tax deductions disallowed by Mexican tax authorities not reversed					102.2	5.7
Portion of disputed tax deduction remaining relating to transactions with certain suppliers					84.4	4.7
Portion of disputed tax deduction remaining relating to value added taxes					17.8	1.0
Portion of disputed tax deduction of remaining relating to value added taxes					$ 17.8	$ 1.0
Accrued liability			$ 19.9	$ 1.1